Net profit/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic And Diluted
Basic net profit/(loss) per share and diluted net profit/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net profit	70,554	566	3,538
Less: Net profit/(loss) attributable to non-controlling interests	366	1,215	(503)

Net profit/(loss) attributable to common Shareholders - Basic and diluted	70,188	(649)	4,041

Denominator :
Denominator for basic profit/(loss) per share weighted-average common shares outstanding	1,000,940,698	997,172,042	1,009,159,442
Dilutive effect of restricted shares	—	—	—
Dilutive effect of share options	—	—	—
Denominator for diluted profit/(loss) per share weighted-average common shares outstanding	1,000,940,698	997,172,042	1,009,159,442
Basic and diluted profit/(loss) per share	0.07	(0.00)	0.00